Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares		Dec. 31, 2025	Jun. 30, 2025
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)		$ 1.25	$ 1.25
Ordinary shares, shares authorized (in Shares)		20,000,000	20,000,000
Ordinary shares, shares issued (in Shares)	[1]	3,200,154	160,154
Ordinary shares, shares outstanding (in Shares)	[1]	3,200,154	160,154

[1]	Retrospectively restated for effect of reverse stock splits on September 24, 2024, May 30, 2025 and March 30, 2026, and capital reduction on March 6, 2025.